Note 4 - Fair Value Measurements (Detail) - Items Measured at Fair Value on a Recurring Basis (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total losses	$ (2,320,000)	$ (422,000)	$ (2,184,000)
Other Assets [Member]
Total losses	(660,000)
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Items measured at fair value on a recurring basis	1,528,000	1,398,000
Money Market Funds [Member] | Total [Member]
Items measured at fair value on a recurring basis	1,528,000	1,398,000
Government Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Items measured at fair value on a recurring basis	1,635,000	1,007,000
Government Bonds [Member] | Total [Member]
Items measured at fair value on a recurring basis	1,635,000	1,007,000
Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Items measured at fair value on a recurring basis	500,000	5,666,000
Corporate Bonds [Member] | Total [Member]
Items measured at fair value on a recurring basis	500,000	5,666,000
Agency Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Items measured at fair value on a recurring basis	6,636,000	2,176,000
Agency Bonds [Member] | Total [Member]
Items measured at fair value on a recurring basis	6,636,000	2,176,000
Available For Sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Items measured at fair value on a recurring basis	943,000	791,000
Available For Sale Securities [Member] | Total [Member]
Items measured at fair value on a recurring basis	943,000	791,000
Property and Equipment [Member]
Total losses	(462,000)
Intangible Assets [Member]
Total losses	(1,198,000)
Cost Method Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Items measured at fair value on a nonrecurring basis		78,000
Cost Method Securities [Member] | Total [Member]
Items measured at fair value on a nonrecurring basis		78,000
Cost Method Securities [Member]
Total losses		(422,000)
Fair Value, Inputs, Level 1 [Member]
Items measured at fair value on a recurring basis	943,000	791,000
Fair Value, Inputs, Level 2 [Member]
Items measured at fair value on a recurring basis	10,299,000	10,247,000
Items measured at fair value on a nonrecurring basis		78,000
Total [Member]
Items measured at fair value on a recurring basis	11,242,000	11,038,000
Items measured at fair value on a nonrecurring basis		$ 78,000